Borrowed Funds	12 Months Ended
Dec. 31, 2024
Borrowed Funds
Borrowed Funds

Note 11. Borrowed Funds

The following table reflects the Company’s outstanding advances with FHLBB as of the balance sheet dates presented:

	2024	2023

FHLBB Long-Term Advances
FHLBB term advance, 0.00%, due November 12, 2025 (1)	$300,000	$300,000
FHLBB term advance, 0.00%, due November 13, 2028 (1)	800,000	800,000
FHLBB option advance, 4.54%, due May 15, 2026	10,000,000	0
FHLBB option advance, 4.74%, due May 26, 2026	5,000,000	0
FHLBB option advance, 3.89%, due February 01, 2027	5,000,000	0
FHLBB option advance, 4.27%, due June 07, 2027	10,000,000	0
Total Long-Term Advances	31,100,000	1,100,000

Overnight Borrowings
Correspondent Banks, 5.56%	0	9,000,000

Total FHLBB Advances and Overnight Borrowings	$31,100,000	$10,100,000

(1)

The FHLBB is providing a subsidy, funded by the FHLBB’s earnings, to write down interest rates to 0% on JNE advances that finance qualifying loans to small businesses. JNE advances must support small business in New England that create and/or retain jobs or otherwise contribute to overall economic development activities.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family residential properties, as well as certain qualifying CRE loans.  Qualified collateral for these borrowings totaled $151,113,385 and $156,633,552 as of December 31, 2024 and 2023, respectively, and the Company's gross potential borrowing capacity under this arrangement was $108,736,377 and $109,444,670, respectively, before reduction for outstanding advances and collateral pledges.

Under a separate agreement with the FHLBB, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB. At December 31, 2024 and 2023, $0 and $45,250,000 in FHLBB letters of credit was utilized as collateral for these deposits. Total fees paid by the Company in connection with issuance of these letters of credit were $82,255 for 2024 and $61,029 for 2023.

The Company also maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2024 and 2023, with no outstanding advances under this line at either year-end date. Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

The Company also has a BIC arrangement with the FRBB, which is intended to be used as a contingency funding source and is secured by eligible commercial & industrial loans and CRE loans not pledged to FHLBB and home equity loans, with an available line of $60,776,993 and $42,181,375 as of December 31, 2024 and 2023, respectively. Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 450 basis points as of December 31, 2024. As of December 31, 2024 and 2023, the Company had no outstanding advances against this line.

The Company utilized borrowing capacity during 2023 and the first quarter of 2024 under the BTFP, a temporary loan facility established by the FRB in March 2023 to provide additional liquidity to financial institutions in the wake of several high-profile bank failures. The Company’s BTFP borrowings are collateralized by U.S. Agency and U.S. Government Securities, valued at par. The BTFP ceased extending new loans on March 11, 2024.

The Company’s advances under the BTFP as of the balance sheet dates were as follows:

	2024	2023
FRB BTFP Advances
FRB BTFP term advance, 4.92%, due April 26, 2024	$0	$10,000,000
FRB BTFP term advance, 4.71%, due May 13, 2024	0	10,000,000
FRB BTFP term advance, 4.91%, due May 17, 2024	0	6,500,000
FRB BTFP term advance, 4.93%, due December 16, 2024	0	18,000,000
FRB BTFP term advance, 4.83%, due January 17, 2025	41,500,000	0
Total BTFP Advances	$41,500,000	$44,500,000

At December 31, 2024 and 2023, the Company had an unsecured lines of credit with one correspondent bank totaling $12.5 million. The Company had no outstanding advances against this line as of the balance sheet dates presented.